Other Receivables, Deposits and Other Assets (Details) - Schedule of Other Receivables Deposits and Other Assets - CNY (¥) ¥ in Thousands		Aug. 31, 2024	Aug. 31, 2023
Schedule of Other Receivables Deposits and Other Assets [Abstract]
Other receivables from third parties		¥ 4,986	¥ 2,553
Consideration receivables		45,870
Advances to employees		711	809
Deposits		14,660	15,311
Prepaid tax and deductible value-added tax-in		666	2,390
Rental prepayment	[1]	5,404	15,436
Prepayment for suppliers		39,344	47,366
Receivables from disposal of property and equipment		6,154	25,256
Others		6,614	8,540
Total other receivables, deposits and other assets		124,409	117,661
Less: allowance for other receivables		(549)	(854)
Total		¥ 123,860	¥ 116,807

[1]	Rental prepayment represents the prepayment of rent related to leases less than 12 months.